Intangible Assets and Unfavorable Lease - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impaired Intangible Assets [Line Items]
Amortization expense of intangible assets	16,828	6,439	6,116
Amortization for Unfavorable Lease
Impaired Intangible Assets [Line Items]
Amortization expense of intangible assets	9,045	1,374	1,431